                              JPMORGAN EQUITY FUNDS
                             CLASS A, B, AND C SHARES
                         SUPPLEMENT DATED APRIL 27, 2001
                        PROSPECTUS DATED FEBRUARY 28, 2001


EQUITY GROWTH FUND

The following is to be inserted in between pages 48 and 49 in the current prospectus:

J.P. MORGAN EQUITY GROWTH FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT

                     MAXIMUM SALES CHARGE           MAXIMUM DEFERRED SALES
                     (LOAD) WHEN YOU BUY            CHARGE (LOAD) SHOWN AS
                     SHARES, SHOWN AS % OF THE      LOWER OF ORIGINAL PURCHASE
                     OFFERING PRICE(1)              PRICE OR REDEMPTION
                                                    PROCEEDS
-------------------------------------------------------------------------
CLASS A SHARES       5.75%                          NONE
-------------------------------------------------------------------------
CLASS B SHARES       NONE                           5.00%
-------------------------------------------------------------------------
CLASS C SHARES       NONE                           1.00%



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)*

                                                           TOTAL ANNUAL
                  MANAGEMENT   DISTRIBUTION    OTHER       FUND OPERATING
CLASS OF SHARES   FEE          (12B-1) FEES    EXPENSES    EXPENSES
-------------------------------------------------------------------------
CLASS A*          0.50%#       0.25%#          0.73%#      1.48%#
-------------------------------------------------------------------------
CLASS B@          0.50%        0.75%           0.73%       1.98%
-------------------------------------------------------------------------
CLASS C@          0.50%        0.75%           0.73%       1.98%


(1) The offering price is the net asset value of the shares purchased plus any sales charge.

* The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

@ The table is based on estimated expenses for the current fiscal year.

The actual Distribution fees for Class A shares is currently expected to be 0.02% and Total Annual Fund Operating Expenses for Class A shares are not expected to exceed 1.25%. That's because J.P. Morgan Fleming Asset Management
(USA) Inc. (JPMFAM USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.